CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net (loss)/income	$ (16,704)	$ 9,828	$ 176
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets, net	21,264	19,555	22,502
Amortization of deferred drydock and special survey costs	5,838	3,392	1,332
Income tax (benefit)/expense	(276)	(4,554)	35
Amortization of deferred financing costs	677	776	1,090
Amortization of intangible assets	3,822	3,799	4,438
Loss on bond extinguishment	4,786	0	0
Provision for losses on accounts receivable	548	567	747
Gain on sale of assets	0	(18)	0
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	(8,315)	7,070	2,127
(Increase)/decrease in prepaid expenses and other current assets	(1,833)	184	(1,076)
(Increase)/decrease in inventories	(3,527)	5,645	(8,052)
Decrease/(increase) in other long term assets	1,971	(977)	3,211
Payments for drydock and special survey costs	(6,486)	(10,017)	(5,274)
Increase/(decrease) in accounts payable	10,468	(16,247)	6,429
Increase/(decrease) in due to affiliate companies	1,239	(1,309)	(147)
(Decrease)/increase in accrued expenses	(1,326)	1,201	(675)
Increase/(decrease) in deferred income	5,298	(2,120)	(1,488)
Decrease in other long term liabilities	(1,127)	(251)	(4,809)
(Decrease)/increase in due to related parties	(3,297)	(2,026)	3,664
Net cash provided by operating activities	13,020	14,498	24,230
INVESTING ACTIVITIES:
Acquisition of vessels, port terminals and other fixed assets, net	(68,433)	(27,998)	(9,132)
Deposits for vessels, port terminals and other fixed assets	(23,225)	(31,398)	(8,534)
Acquisition of intangible assets	(10,200)	(2,092)	0
Cash acquired through asset acquisition	0	0	34
Net cash used in investing activities	(101,858)	(61,488)	(17,632)
FINANCING ACTIVITIES:
Proceeds from issuance of Senior Notes, including premium	375,000	93,375	0
Repayment of 2019 Senior Notes	(290,000)	0	0
Repayment of long-term debt and payment of principal	(69)	(70)	(70)
Acquisition of noncontrolling interest	0	(750)	0
Payments of obligations under capital leases	(1,399)	(1,353)	(1,519)
Debt issuance costs	(9,332)	(3,181)	0
Net cash provided/(used in) by financing activities	74,200	88,021	(1,589)
Net (decrease)/increase in cash and cash equivalents	(14,638)	41,031	5,009
Cash and cash equivalents, beginning of year	86,569	45,538	40,529
Cash and cash equivalents, end of year	71,931	86,569	45,538
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest, net of capitalized interest	28,159	25,852	19,046
Cash paid for income taxes	367	302	657
Non-cash investing and financing activities:
Acquisition of intangible assets	(6,800)	0	0
Acquisition of vessels port terminals and other fixed assets, net	(624)	0	(15,413)
Debt issuance costs	(225)	0	0
Revaluation of vessels due to restructuring of capital lease obligation	0	0	4,590
Decrease in capital lease obligation due to restructuring	0	0	(4,590)
Working capital acquired	$ 0	$ 0	$ 597